Cover	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity File Number	000-03134
Entity Registrant Name	Park-Ohio Holdings Corp.
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1867219
Entity Address, Address Line One	6065 Parkland Boulevard,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	440
Local Phone Number	947-2000
Title of 12(b) Security	Common Stock, Par Value $1.00 Per Share
Trading Symbol	PKOH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000076282
Amendment Flag	false